SEGMENT REPORT - Group's revenues disaggregated (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
SEGMENT REPORT
Revenues	¥ 1,627,257,689	$ 229,194,451	¥ 1,469,074,275	¥ 1,967,815,019
Franchise and managed hotels revenues
SEGMENT REPORT
Revenues	705,244,948	99,331,673	588,463,368	782,572,078
Wholesale and others
SEGMENT REPORT
Revenues	134,198,399	18,901,449	180,588,258	221,515,742
Inter-segment
SEGMENT REPORT
Revenues	(6,284,350)	(885,132)	(1,514,259)	(3,516,750)
Hotel Business | Operating Segments
SEGMENT REPORT
Revenues	1,191,906,073	167,876,459	936,801,282	1,206,145,958
Hotel Business | Operating Segments | Leased And Operated Hotels
SEGMENT REPORT
Revenues	490,924,060	69,145,208	338,506,220	391,960,031
Hotel Business | Operating Segments | Franchise and managed hotels revenues
SEGMENT REPORT
Revenues	696,321,236	98,074,795	582,441,077	774,359,348
Hotel Business | Operating Segments | Wholesale and others
SEGMENT REPORT
Revenues	4,660,777	656,456	15,853,985	39,826,579
Restaurant Business | Operating Segments
SEGMENT REPORT
Revenues	441,635,966	62,203,124	533,787,252	765,185,811
Restaurant Business | Operating Segments | Leased And Operated Hotels
SEGMENT REPORT
Revenues	296,890,282	41,816,122	362,806,697	575,062,530
Restaurant Business | Operating Segments | Franchise and managed hotels revenues
SEGMENT REPORT
Revenues	8,923,712	1,256,879	6,022,291	8,212,730
Restaurant Business | Operating Segments | Wholesale and others
SEGMENT REPORT
Revenues	¥ 135,821,972	$ 19,130,123	¥ 164,958,264	¥ 181,910,551